VIA EDGAR


August 1, 2007


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Seven ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Polaris II A-Class Variable Annuity, Polaris II Asset Manager Variable Annuity and Polaris II A-Class Platinum Series Variable Annuity
     File No. 333-65965 and 811-09003


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated July 30, 2007 for Registrant on behalf of the Polaris II A-Class Variable Annuity, Polaris II Asset Manager Variable Annuity and Polaris II A-Class Platinum Series Variable Annuity contain no changes from those submitted in Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed with the Securities and Exchange Commission on July 26, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia B. Williams
------------------------
Lucia B. Williams
Director, Variable Annuity Product Compliance